Financial assets and liabilities - Summary of Sensitivity Analysis on Interest Rates on Loans and Borrowings (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Probable [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	R$ 628,702
Probable [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	1,623,771
Probable [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	487,145
Probable [member] | Lease and concession in installments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(121,902)
Probable [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(371,433)
Probable [member] | Derivative financial instruments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	1,327,786
Probable [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(2,244,669)
Probable [member] | Other financial liabilities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(71,996)
25% [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(2,143,748)
25% [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	1,995,927
25% [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	598,464
25% [member] | Lease and concession in installments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(152,377)
25% [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(371,433)
25% [member] | Derivative financial instruments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(1,365,311)
25% [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(2,760,945)
25% [member] | Other financial liabilities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(88,073)
50% [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(2,815,858)
50% [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	2,385,014
50% [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	714,627
50% [member] | Lease and concession in installments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(182,853)
50% [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(371,433)
50% [member] | Derivative financial instruments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(2,073,012)
50% [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(3,184,050)
50% [member] | Other financial liabilities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(104,151)
-25% [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(356,054)
-25% [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	1,423,642
-25% [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	430,749
-25% [member] | Lease and concession in installments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(91,426)
-25% [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(371,433)
-25% [member] | Derivative financial instruments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	223,066
-25% [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(1,914,734)
-25% [member] | Other financial liabilities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(55,918)
-50% [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	616,606
-50% [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	1,116,070
-50% [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	340,218
-50% [member] | Lease and concession in installments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(60,951)
-50% [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(371,433)
-50% [member] | Derivative financial instruments [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	1,124,171
-50% [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(1,491,629)
-50% [member] | Other financial liabilities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	R$ (39,840)